Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - JPY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Trade and other receivables	¥ 4,647,761	¥ 2,844,337
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables	4,332,009	2,670,827
Other receivables	316,228	173,986
Trade and other receivables	4,648,237	2,844,813
Provision for doubtful accounts [member]
Disclosure of financial assets [line items]
Trade and other receivables	¥ (476)	¥ (476)